Summary of Significant Accounting Policies (Details) - Schedule of revenue recognition - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Revenue Recognition Abstract
Sales by Hunan MYT	$ 6,880	$ 103,395
Sales by 39Pu		1,201,394
Sales by Hunan Store Master	568,106
Sales by Hunan CYY	58,206
Total	$ 633,192	$ 1,304,789